SEGMENT INFORMATION (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
SEGMENT INFORMATION [Abstract]
Asia	$ 39,057	$ 32,022	$ 76,681	$ 63,313
Europe	5,341	3,923	8,828	8,298
United States	2,659	0	5,720	51
Total	$ 47,057	$ 35,945	$ 91,229	$ 71,662